FRESNILLO OBLIGATION (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2022	Feb. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
INTEREST AND ACCRETION EXPENSE
Borrowing costs capitaliised	$ 0
Fresnillo obligation
INTEREST AND ACCRETION EXPENSE
Consideration for right to mine			$ 62,800
Percentage of interest payable		5.00%
Borrowing costs capitaliised			473	$ 1,654
Fresnillo obligation | Upon receipt of COFECE approval
INTEREST AND ACCRETION EXPENSE
Consideration for right to mine			25,000
Fresnillo obligation | Earlier of December 1, 2022, and 12 months following the commencement of commercial production
INTEREST AND ACCRETION EXPENSE
Consideration for right to mine			15,000
Fresnillo obligation | At the Camino Rojo Project
INTEREST AND ACCRETION EXPENSE
Consideration for right to mine			$ 22,800